united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020

Shares						Fair Value

	CLOSED END FUND - 0.1%
	DEBT FUND - 0.1%
15,236	BlackRock Floating Rate Income Strategies Fund, Inc.					$ 205,229
	TOTAL CLOSED END FUND (Cost $220,059)					205,229

	EXCHANGE TRADED FUNDS - 0.1%
	DEBT FUND - 0.1%
16,900	InvesCo Senior Loan ETF					382,109
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)					382,109

	MUTUAL FUNDS - 3.5%
	DEBT FUNDS - 3.5%
217,232	Fidelity Floating Rate High Income Fund - Institutional Class					2,057,190
744,553	Vanguard Short-Term Investment Grade Fund - Institutional Class					8,041,168
	TOTAL MUTUAL FUNDS (Cost $9,927,205)					10,098,358

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 85.3%
	AGENCY COLLATERAL CMO - 14.0%
$ 1,299,465	Fannie Mae Interest Strip *	2.5000	2/25/2028			82,632
964,728	Fannie Mae Interest Strip *	3.0000	11/25/2043			132,770
687,047	Fannie Mae Interest Strip *	3.5000	11/25/2041			93,700
2,615,105	Fannie Mae Interest Strip *	3.5000	12/25/2042			360,629
462,510	Fannie Mae Interest Strip *#	4.0000	11/25/2041			59,326
420,340	Fannie Mae Interest Strip *#	4.0000	7/25/2042			76,904
845,699	Fannie Mae Interest Strip *	4.5000	7/25/2037			120,310
315,275	Fannie Mae Interest Strip *#	4.5000	11/25/2039			55,273
1,123,728	Fannie Mae Interest Strip *#	4.5000	10/25/2040			207,987
913,152	Fannie Mae Interest Strip *#	4.5000	11/25/2040			145,679
768,483	Fannie Mae Interest Strip *#	4.5000	7/25/2042			161,253
428,979	Fannie Mae Interest Strip *#	4.5000	7/25/2042			77,775
483,739	Fannie Mae Interest Strip *	5.0000	1/25/2039			68,527
3,225,242	Fannie Mae Interest Strip *	5.0000	12/25/2040			635,517
861,635	Fannie Mae Interest Strip *	5.5000	5/1/2033			147,938
627,137	Fannie Mae Interest Strip *#	5.5000	5/25/2039			120,224
1,690,780	Fannie Mae Interest Strip *	6.0000	5/25/2039			394,214
649,232	Fannie Mae Interest Strip *#	6.0000	5/25/2039			134,294
274,530	Fannie Mae Interest Strip *#	6.5000	11/25/2035			52,360
326,209	Fannie Mae Interest Strip *	6.5000	10/1/2036			70,036
459,668	Fannie Mae Interest Strip *	7.0000	2/25/2037			122,298
19,234,516	Fannie Mae REMICS *~	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	24,241
299,820	Fannie Mae REMICS *	3.0000	8/25/2030			11,092
2,920,277	Fannie Mae REMICS *	3.5000	5/25/2044			194,456
5,109,458	Fannie Mae REMICS *	3.5000	12/25/2044			417,802
4,993,442	Fannie Mae REMICS *	3.5000	11/25/2045			382,163
2,934,382	Fannie Mae REMICS *	3.5000	2/25/2046			190,695
790,670	Fannie Mae REMICS *	3.5000	10/25/2047			87,447
4,476,050	Fannie Mae REMICS *	3.5000	12/25/2047			413,623
4,650,290	Fannie Mae REMICS *	3.5000	8/25/2049			618,045
1,850,072	Fannie Mae REMICS *~	3.8891	8/25/2042	Monthly US LIBOR	+5.55%	335,718
3,958,287	Fannie Mae REMICS *	4.0000	4/25/2041			294,966
1,707,096	Fannie Mae REMICS *	4.0000	10/25/2041			99,235
2,782,192	Fannie Mae REMICS *	4.0000	5/25/2044			122,308
2,908,415	Fannie Mae REMICS *	4.0000	5/25/2047			173,221
2,291,654	Fannie Mae REMICS *	4.0000	10/25/2047			186,124
5,221,138	Fannie Mae REMICS *	4.0000	3/25/2048			714,204
3,272,695	Fannie Mae REMICS *	4.0000	5/25/2048			355,080
5,879,702	Fannie Mae REMICS *~	4.3391	11/25/2041	Monthly US LIBOR	+6.00%	792,534
299,325	Fannie Mae REMICS *~	4.3391	1/25/2042	Monthly US LIBOR	+6.00%	50,868
3,706,667	Fannie Mae REMICS *~	4.3391	10/25/2043	Monthly US LIBOR	+6.00%	669,496
432,948	Fannie Mae REMICS *~	4.4891	2/25/2043	Monthly US LIBOR	+6.15%	86,262
1,444,626	Fannie Mae REMICS *	4.5000	2/25/2043			191,076
931,367	Fannie Mae REMICS *	4.5000	9/25/2043			87,237
1,334,736	Fannie Mae REMICS *	4.5000	12/25/2047			192,320
2,611,748	Fannie Mae REMICS *	4.5000	10/25/2048			332,191
383,002	Fannie Mae REMICS *~	4.5979	4/25/2045	Monthly US LIBOR	+6.15%	75,775
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.3% (Continued)
	AGENCY COLLATERAL CMO - 14.0% (Continued)
$ 367,913	Fannie Mae REMICS *~	4.7891	12/25/2037	Monthly US LIBOR	+6.45%	$ 62,269
1,544,244	Fannie Mae REMICS *~	4.8591	9/25/2037	Monthly US LIBOR	+6.52%	305,312
1,088,031	Fannie Mae REMICS *~	4.8891	6/25/2038	Monthly US LIBOR	+6.55%	39,068
2,840,319	Fannie Mae REMICS *~	4.9391	10/25/2040	Monthly US LIBOR	+6.60%	486,460
1,039,469	Fannie Mae REMICS *~	4.9691	11/25/2036	Monthly US LIBOR	+6.63%	230,499
618,233	Fannie Mae REMICS *~	4.9891	3/25/2036	Monthly US LIBOR	+6.65%	83,628
597,539	Fannie Mae REMICS *~	4.9891	12/25/2036	Monthly US LIBOR	+6.65%	116,433
595,577	Fannie Mae REMICS *	5.0000	11/25/2038			69,488
1,135,061	Fannie Mae REMICS *#	5.0000	1/25/2040			226,002
4,256,019	Fannie Mae REMICS *~	5.0391	3/25/2042	Monthly US LIBOR	+6.70%	517,215
581,354	Fannie Mae REMICS *~	5.0991	5/25/2037	Monthly US LIBOR	+6.76%	109,628
1,294,753	Fannie Mae REMICS *~	5.0991	6/25/2037	Monthly US LIBOR	+6.76%	258,559
897,639	Fannie Mae REMICS *	5.5000	12/25/2043			168,242
1,278,420	Fannie Mae REMICS *	6.0000	12/25/2039			240,020
305,800	Fannie Mae REMICS *~	6.0000	8/25/2042	Monthly US LIBOR	+6.00%	59,367
5,499,051	Fannie Mae REMICS *	6.0000	6/25/2045			1,401,789
368,929	Fannie Mae REMICS *	6.5000	7/25/2040			74,910
9,649,812	Freddie Mac REMICS *~	0.1000	9/15/2040	Monthly US LIBOR	+6.10%	29,264
27,887,174	Freddie Mac REMICS *#	0.2097	8/15/2044			238,894
1,369,134	Freddie Mac REMICS *	3.0000	6/15/2041			100,672
376,190	Freddie Mac REMICS *	3.5000	4/15/2033			25,226
1,129,217	Freddie Mac REMICS *	3.5000	4/15/2038			38,970
2,912,602	Freddie Mac REMICS *	3.5000	3/15/2043			188,455
764,096	Freddie Mac REMICS *	3.5000	6/15/2043			52,936
1,313,537	Freddie Mac REMICS *	3.5000	7/15/2043			110,724
4,168,613	Freddie Mac REMICS *	3.5000	10/15/2043			277,092
656,006	Freddie Mac REMICS *	3.5000	2/15/2044			47,383
1,891,352	Freddie Mac REMICS *	3.5000	4/15/2044			84,872
716,651	Freddie Mac REMICS *	3.5000	4/15/2046			83,970
883,227	Freddie Mac REMICS *~	3.9238	5/15/2045	Monthly US LIBOR	+5.60%	138,797
1,315,601	Freddie Mac REMICS *	4.0000	11/15/2039			109,372
586,110	Freddie Mac REMICS *	4.0000	12/15/2041			36,074
1,660,823	Freddie Mac REMICS *	4.0000	4/15/2043			242,970
4,759,180	Freddie Mac REMICS *	4.0000	8/15/2043			321,591
1,138,011	Freddie Mac REMICS *	4.0000	1/15/2044			72,512
801,466	Freddie Mac REMICS *	4.0000	9/15/2044			22,983
925,043	Freddie Mac REMICS *	4.0000	3/15/2045			126,333
2,220,355	Freddie Mac REMICS *	4.0000	12/15/2046			310,892
1,276,827	Freddie Mac REMICS *	4.0000	5/15/2048			166,196
178,262	Freddie Mac REMICS *~	4.3238	6/15/2037	Monthly US LIBOR	+6.00%	22,649
2,291,046	Freddie Mac REMICS *~	4.3238	5/15/2046	Monthly US LIBOR	+6.00%	408,218
407,029	Freddie Mac REMICS *~	4.3738	7/15/2042	Monthly US LIBOR	+6.05%	85,286
877,103	Freddie Mac REMICS *~	4.4237	12/15/2044	Monthly US LIBOR	+6.10%	168,532
3,898,540	Freddie Mac REMICS *	4.5000	12/15/2044			224,169
708,533	Freddie Mac REMICS *	4.5000	7/15/2046			25,534
2,833,307	Freddie Mac REMICS *	4.5000	9/15/2048			565,149
3,216,821	Freddie Mac REMICS *~	4.8737	3/15/2040	Monthly US LIBOR	+6.55%	677,391
585,707	Freddie Mac REMICS *~	4.8737	8/15/2042	Monthly US LIBOR	+6.55%	122,754
195,332	Freddie Mac REMICS ~	4.8928	5/15/2047	Monthly US LIBOR	+10.28%	193,578
626,593	Freddie Mac REMICS *~	4.8938	5/15/2036	Monthly US LIBOR	+6.57%	105,863
1,593,823	Freddie Mac REMICS *~	4.9138	10/15/2035	Monthly US LIBOR	+6.59%	316,393
1,796,975	Freddie Mac REMICS *~	4.9237	10/15/2035	Monthly US LIBOR	+6.60%	363,281
181,938	Freddie Mac REMICS *~	4.9337	4/15/2042	Monthly US LIBOR	+6.61%	35,619
4,675,629	Freddie Mac REMICS *~	4.9737	5/15/2040	Monthly US LIBOR	+6.65%	393,978
639,016	Freddie Mac REMICS *~	5.0738	5/15/2029	Monthly US LIBOR	+6.75%	82,842
159,735	Freddie Mac REMICS *~	5.3237	2/15/2031	Monthly US LIBOR	+7.00%	16,361
829,586	Freddie Mac REMICS *~	5.3237	1/15/2032	Monthly US LIBOR	+7.00%	151,805
524,088	Freddie Mac REMICS *	6.0000	10/15/2037			87,074
705,012	Freddie Mac REMICS *~	6.0238	7/15/2034	Monthly US LIBOR	+7.70%	69,132
251,024	Freddie Mac REMICS *~	6.1937	5/15/2029	Monthly US LIBOR	+7.87%	40,594
495,701	Freddie Mac REMICS *~	6.3237	6/15/2032	Monthly US LIBOR	+8.00%	91,177
82,365	Freddie Mac REMICS ~	9.8813	12/15/2040	Monthly US LIBOR	+14.91%	144,779
47,720	Freddie Mac REMICS ~	16.5718	2/15/2032	Monthly US LIBOR	+20.93%	72,227
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.3% (Continued)
	AGENCY COLLATERAL CMO - 14.0% (Continued)
$ 565,614	Freddie Mac Strips *#	4.5000	12/15/2039			$ 82,336
516,573	Freddie Mac Strips *#	4.5000	12/15/2040			82,600
822,884	Freddie Mac Strips *#	4.5000	1/15/2043			153,318
1,282,198	Freddie Mac Strips *	5.0000	6/15/2038			257,946
531,331	Freddie Mac Strips *	5.5000	11/15/2035			87,935
159,529	Freddie Mac Strips *	6.5000	4/1/2029			28,803
440,648	Freddie Mac Strips *	7.0000	12/15/2036			109,119
17,031,365	Government National Mortgage Association *~	0.1500	9/16/2034	Monthly US LIBOR	+6.70%	86,320
24,420,542	Government National Mortgage Association *#	0.2519	10/20/2043			210,951
3,338,374	Government National Mortgage Association *~	0.5000	6/20/2040			46,047
1,811,200	Government National Mortgage Association *#	1.0000	7/20/2043			42,452
5,505,889	Govenrment National Mortgage Association *~	1.0000	10/20/2045	Monthly US LIBOR	+31.25%	246,979
2,577,955	Government National Mortgage Association *	3.0000	6/20/2041			199,544
190,479	Government National Mortgage Association *	3.0000	7/20/2041			5,671
3,809,197	Government National Mortgage Association *	3.0000	8/20/2041			231,233
418,488	Government National Mortgage Association *	3.0000	2/20/2042			21,375
713,901	Government National Mortgage Association *	3.0000	7/20/2043			46,638
1,675,354	Government National Mortgage Association *	3.0000	12/20/2044			89,461
961,080	Government National Mortgage Association *	3.0000	4/20/2046			68,211
1,499,150	Government National Mortgage Association *	3.5000	9/20/2023			63,458
1,255,648	Government National Mortgage Association *	3.5000	10/20/2039			115,919
176,478	Government National Mortgage Association *	3.5000	1/20/2043			29,301
629,834	Government National Mortgage Association *	3.5000	5/20/2043			105,210
1,109,367	Government National Mortgage Association *	3.5000	3/20/2044			40,849
477,993	Government National Mortgage Association *	3.5000	4/20/2044			20,928
1,895,547	Government National Mortgage Association *	3.5000	8/20/2044			41,140
731,387	Government National Mortgage Association *	3.5000	4/20/2046			119,560
2,807,027	Government National Mortgage Association *	3.5000	9/20/2046			283,110
2,269,986	Government National Mortgage Association *	3.5000	3/20/2047			166,899
337,682	Government National Mortgage Association *	3.5000	7/20/2047			19,880
3,511,780	Government National Mortgage Association *	3.5000	1/20/2048			276,975
280,245	Government National Mortgage Association *~	3.9422	9/20/2044	Monthly US LIBOR	+5.60%	46,402
171,906	Government National Mortgage Association *	4.0000	12/16/2026			14,807
586,655	Government National Mortgage Association *	4.0000	12/20/2040			22,946
861,266	Government National Mortgage Association *	4.0000	3/16/2041			106,315
3,142,960	Government National Mortgage Association *	4.0000	11/20/2044			349,907
1,021,122	Government National Mortgage Association *	4.0000	7/20/2045			117,767
527,017	Government National Mortgage Association *	4.0000	6/20/2046			80,887
4,243,987	Government National Mortgage Association *	4.0000	11/20/2047			297,345
175,443	Government National Mortgage Association *~	4.2923	2/20/2039	Monthly US LIBOR	+5.95%	20,178
921,383	Government National Mortgage Association *~	4.3423	8/20/2042	Monthly US LIBOR	+6.00%	178,967
4,688,543	Government National Mortgage Association *~	4.3804	12/16/2040	Monthly US LIBOR	+6.05%	887,343
1,940,040	Government National Mortgage Association *~	4.3922	2/20/2049	Monthly US LIBOR	+6.05%	284,659
1,821,324	Government National Mortgage Association *~	4.4304	8/16/2043	Monthly US LIBOR	+6.10%	339,069
2,066,901	Government National Mortgage Association *~	4.4422	3/20/2039	Monthly US LIBOR	+6.10%	176,140
1,031,665	Government National Mortgage Association *~	4.4422	10/20/2043	Monthly US LIBOR	+6.10%	145,753
421,453	Government National Mortgage Association *~	4.4422	1/20/2046	Monthly US LIBOR	+6.10%	71,571
1,182,147	Government National Mortgage Association *~	4.4922	7/20/2043	Monthly US LIBOR	+6.15%	186,355
212,667	Government National Mortgage Association *~	4.4922	7/20/2043	Monthly US LIBOR	+6.15%	41,014
2,410,649	Government National Mortgage Association *	4.5000	8/20/2045			361,809
1,133,223	Government National Mortgage Association *	4.5000	10/16/2045			147,445
3,018,924	Government National Mortgage Association *	4.5000	3/20/2046			310,581
411,865	Government National Mortgage Association *	4.5000	4/20/2046			47,904
598,406	Government National Mortgage Association *~	4.5422	12/20/2042	Monthly US LIBOR	+6.20%	102,703
2,587,587	Government National Mortgage Association *~	4.5422	12/20/2047	Monthly US LIBOR	+6.20%	492,770
2,017,457	Government National Mortgage Association *~	4.6523	2/20/2036	Monthly US LIBOR	+6.31%	340,052
1,364,618	Government National Mortgage Association *~	4.8323	2/20/2038	Monthly US LIBOR	+6.49%	243,403
5,790,640	Government National Mortgage Association *~	4.8922	10/20/2039	Monthly US LIBOR	+6.55%	1,241,908
6,189,667	Government National Mortgage Association *~	4.9422	12/20/2039	Monthly US LIBOR	+6.60%	533,884
860,939	Government National Mortgage Association *	5.0000	3/20/2039			22,813
1,443,760	Government National Mortgage Association *	5.0000	2/16/2040			258,098
2,352,655	Government National Mortgage Association *	5.0000	4/20/2040			433,282
503,681	Government National Mortgage Association *	5.0000	10/16/2040			71,914
469,350	Government National Mortgage Association *	5.0000	4/16/2042			76,812
764,841	Government National Mortgage Association *	5.0000	7/20/2042			106,066

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.3% (Continued)
	AGENCY COLLATERAL CMO - 14.0% (Continued)
$ 656,385	Government National Mortgage Association *	5.0000	1/20/2043			$ 90,076
920,136	Government National Mortgage Association *	5.0000	11/20/2046			102,228
399,697	Government National Mortgage Association *	5.0000	12/20/2047			75,695
335,729	Government National Mortgage Association *~	5.0304	6/16/2042	Monthly US LIBOR	+6.70%	69,931
10,663,271	Government National Mortgage Association *~	5.0322	10/20/2037	Monthly US LIBOR	+6.69%	2,240,946
695,460	Government National Mortgage Association *~	5.0804	3/16/2042	Monthly US LIBOR	+6.75%	119,664
1,276,677	Government National Mortgage Association *~	5.0923	9/20/2040	Monthly US LIBOR	+6.75%	75,245
4,614,529	Government National Mortgage Association *~	5.0923	3/20/2043	Monthly US LIBOR	+6.75%	701,427
774,373	Government National Mortgage Association *~	5.0923	12/20/2045	Monthly US LIBOR	+6.75%	155,261
1,741,685	Government National Mortgage Association *~	5.1304	5/16/2037	Monthly US LIBOR	+6.80%	333,775
6,503,010	Government National Mortgage Association *~	5.1923	7/20/2034	Monthly US LIBOR	+6.85%	1,384,315
1,593,668	Government National Mortgage Association *~	5.4422	6/20/2034	Monthly US LIBOR	+7.10%	277,871
1,797,014	Government National Mortgage Association *	5.5000	2/20/2039			416,982
652,094	Government National Mortgage Association *	5.5000	7/20/2047			119,224
913,268	Government National Mortgage Association *	5.5000	9/20/2048			136,258
940,000	Government National Mortgage Association *	5.5000	10/20/2048			214,609
619,479	Government National Mortgage Association *	6.0000	4/20/2041			121,483
						40,331,304
	AGRICULTURE - 0.1%
285,000	Reynolds American, Inc. ^	6.8750	5/1/2020			288,467

	AIRLINES - 4.0%
626,858	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			644,394
330,340	American Airlines 2011-1 Class A Pass Through Trust	5.2500	1/31/2021			340,444
547,502	American Airlines 2013-1 Class B Pass Through Trust ^	5.6250	1/15/2021			557,943
628,230	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			637,444
4,440,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			4,449,990
151,639	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			154,268
1,139,089	Continental Airlines 2007-1 Class A Pass Through Trust	5.9830	4/19/2022			1,203,002
1,314,617	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			1,347,677
406,037	Continental Airlines 2012-1 Class B Pass Through Trust	6.2500	4/11/2020			408,497
1,554,289	UAL 2007-1 Pass Through Trust	6.6360	7/2/2022			1,660,957
147,441	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			152,965
						11,557,581
	AUTO MANUFACTURERS - 6.3%
1,000,000	Daimler Finance North America LLC ^	2.2000	5/5/2020			1,001,025
7,106,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			7,135,952
1,846,000	Ford Motor Credit Co. LLC	2.4250	6/12/2020			1,850,577
2,876,000	Ford Motor Credit Co. LLC	3.2000	1/15/2021			2,900,447
2,561,000	Ford Motor Credit Co. LLC	3.3360	3/18/2021			2,590,484
1,550,000	Ford Motor Credit Co. LLC	3.4700	4/5/2021			1,572,202
915,000	Ford Motor Credit Co. LLC	5.7500	2/1/2021			945,988
						17,996,675
	BANKS - 13.5%
268,000	Bank of America Corp. #	3.6241	11/18/2020	Quarterly US LIBOR	+1.72%	270,010
2,417,000	Bank of New York Mellon Corp. #	4.9500	12/29/2049	Quarterly US LIBOR	+3.42%	2,443,152
500,000	Barclays Bank PLC #	3.1488	2/22/2021	Quarterly US LIBOR	+1.25%	503,598
650,000	Barclays Bank PLC #	5.1400	10/14/2020			664,221
11,345,000	BNP Paribas SA #^	7.6250	3/30/2021	5 Year Swap Rate	+6.31%	11,942,144
1,915,000	CIT Group, Inc.	4.1250	3/9/2021			1,949,125
7,809,000	CIT Group, Inc. #	5.8000	12/15/2165	Quarterly US LIBOR	+3.97%	8,006,646
250,000	Citigroup, Inc. ~	3.1436	12/15/2020	Quarterly US LIBOR	+1.25%	251,006
450,000	Citigroup, Inc. #	3.3514	8/11/2020	Quarterly US LIBOR	+1.45%	451,588
4,054,000	Citigroup, Inc. #	5.8750	3/27/2020	Quarterly US LIBOR	+4.06%	4,074,898
1,808,000	Citigroup, Inc. #	5.9500	1/30/2023	Quarterly US LIBOR	+4.07%	1,930,926
344,000	Goldman Sachs Group, Inc. ~	3.1813	7/15/2020	Quarterly US LIBOR	+1.35%	345,672
250,000	Goldman Sachs Group, Inc. #	3.3172	8/26/2020	Quarterly US LIBOR	+1.40%	251,201
2,000,000	Goldman Sachs Group, Inc. #	5.3750	5/10/2020	Quarterly US LIBOR	+3.92%	2,015,330
652,000	HSBC Bank USA NA	4.8750	8/24/2020			663,102
263,000	JPMorgan Chase & Co. ~	2.6250	10/29/2020	Quarterly US LIBOR	+0.50%	259,423
1,420,000	JPMorgan Chase & Co. #	5.3000	12/29/2049	Quarterly US LIBOR	+3.80%	1,430,345
400,000	Manufacturers & Traders Trust Co. #	2.5469	12/1/2021	Quarterly US LIBOR	+0.64%	400,048
500,000	National Westminster Bank PLC ~	2.1586	11/29/2049	Quarterly US LIBOR	+0.25%	447,650
430,000	Wells Fargo & Co. #	5.6636	3/29/2049	Quarterly US LIBOR	+3.77%	433,246
						38,733,331
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.3% (Continued)
	BEVERAGES - 0.6%
$ 400,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			$ 405,403
1,300,000	Molson Coors Brewing Co.	2.2500	3/15/2020			1,300,112
						1,705,515
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
217,824	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035			36,852
8,656	Banc of America Mortgage 2004-A Trust #	4.4570	2/25/2034			8,873
9,250	Banc of America Funding 2004-D Trust #	4.2703	6/25/2034			9,265
12,959,633	BCAP LLC Trust 2007-AA2 #	0.4427	4/25/2037			200,740
22,492	Bear Stearns ARM Trust 2003-4 #	4.3989	7/25/2033			23,307
20,839	Bear Stearns Asset Backed Securities Trust 2003-AC5 <	5.5000	10/25/2033			21,458
14,454	Chase Mortgage Finance Trust Series 2007-A1 #	4.5129	2/25/2037			14,978
59,696	CHL Mortgage Pass-Through Trust 2004-7 #	4.3543	5/25/2034			60,640
16,005	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			16,185
28,764	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			32,770
18,708	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 ~	2.1109	6/25/2034	Monthly US LIBOR	+0.45%	18,061
35,970	GSR Mortgage Loan Trust 2004-14 #	4.3460	12/25/2034			36,946
334,690	GSR Mortgage Loan Trust 2004-2F ~	5.9891	1/25/2034	Monthly US LIBOR	+7.65%	40,738
23,792	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			24,470
70,212	JP Morgan Mortgage Trust 2005-A1#	4.4287	2/25/2035	Monthly US LIBOR	+0.90%	71,409
81,580	Impac CMB Trust Series 2004-4 ~	2.5609	9/25/2034	Monthly US LIBOR	+0.90%	80,461
11,838	Impac CMB Trust Series 2004-5 ~	2.5809	10/25/2034	Monthly US LIBOR	+0.92%	12,157
74,166	Impac CMB Trust Series 2004-6 ~	2.4859	10/25/2034	Monthly US LIBOR	+0.83%	72,716
18,434	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			19,149
745,964	MASTR Alternative Loan Trust 2007-HF1	7.0000	10/25/2047			195,532
27,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035			28,603
36,379	Morgan Stanley Mortgage Loan Trust 2004-10AR #	4.2782	11/25/2034			36,786
13,065	Morgan Stanley Mortgage Loan Trust 2004-7AR #	4.0770	9/25/2034			13,615
53,734	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			54,228
25,586	Structured Asset Securities Corp. #	4.7015	9/25/2026			26,043
3,578	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr ~	2.6609	3/25/2028	Monthly US LIBOR	+1.00%	3,588
98,485	Wilshire Funding Corp. #	7.2500	8/25/2027			98,839
						1,258,409
	COMMERCIAL SERVICES - 1.4%
3,919,000	Nielsen Finance LLC / Nielsen Finance Co.	4.5000	10/1/2020			3,923,558

	COMPUTERS - 4.5%
3,230,000	Dell, Inc.	4.6250	4/1/2021			3,308,004
1,866,000	EMC Corp.	2.6500	6/1/2020			1,861,428
7,545,000	Leidos Holdings, Inc.	4.4500	12/1/2020			7,642,330
						12,811,762
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
2,030,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			2,096,993
2,239,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.6250	10/30/2020			2,282,283
2,984,000	Ally Financial, Inc.	4.1250	3/30/2020			2,997,756
629,000	Ally Financial, Inc.	4.2500	4/15/2021			645,102
250,000	American Express Credit Corp.	2.3750	5/26/2020			250,323
300,000	GTP Acquisition Partners I LLC ^	2.3500	6/15/2020			300,000
500,000	ILFC E-Capital Trust I #^	3.9000	12/21/2065	Quarterly US LIBOR	+1.55%	398,372
						8,970,829
	ELECTRIC - 1.8%
3,088,000	Edison International	2.1250	4/15/2020			3,087,243
1,438,000	EDP Finance BV ^	5.2500	1/14/2021			1,483,866
450,000	Entergy Corp.	5.1250	9/15/2020			455,059
						5,026,168
	FOREST PRODUCTS & PAPER - 0.3%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			806,775

	HEALTHCARE-PRODUCTS - 0.4%
1,200,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			1,200,774

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.3% (Continued)
	HOME EQUITY ASSET BACKED SECURITIES - 1.2%
$ 69,104	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1 <	8.0880	6/25/2031			$ 75,775
14,103	ABFC 2002-OPT1 Trust ~	3.0559	4/25/2032	Monthly US LIBOR	+1.40%	14,764
31,233	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1 ~	4.1359	12/25/2033	Monthly US LIBOR	+2.48%	30,937
40,577	AFC Trust Series 2000-1 ~	2.3909	3/25/2030	Monthly US LIBOR	+0.73%	40,178
24,456	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	2.7859	1/25/2034	Monthly US LIBOR	+1.13%	24,505
9,838	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12 ~	4.2109	1/25/2034	Monthly US LIBOR	+2.55%	10,015
3,544	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11 <	4.7751	12/25/2033			3,559
32,437	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1 #	7.0000	1/25/2028			33,247
163,879	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 ~	4.1359	11/25/2033	Monthly US LIBOR	+2.48%	167,620
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 ~	5.6609	10/25/2034	Monthly US LIBOR	+4.00%	134,894
408,579	Bear Stearns Asset Backed Securities I Trust 2004-FR3 ~	3.7609	9/25/2034	Monthly US LIBOR	+2.10%	411,854
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7 ~	4.3609	8/25/2034	Monthly US LIBOR	+2.70%	247,379
20,728	Bear Stearns Asset Backed Securities Trust 2003-ABF1 ~	2.4009	1/25/2034	Monthly US LIBOR	+0.74%	20,015
155,469	CDC Mortgage Capital Trust 2004-HE1 ~	3.4609	6/25/2034	Monthly US LIBOR	+1.80%	157,326
275,455	CDC Mortgage Capital Trust 2004-HE3 ~	3.4609	11/25/2034	Monthly US LIBOR	+1.80%	240,979
59,206	Credit Suisse First Boston Mortgage Securities Corp. <	6.9900	2/25/2031			61,072
40,000	GSAA Trust <	5.2950	11/25/2034			40,947
64,512	Home Equity Asset Trust ~	3.8109	3/25/2034	Monthly US LIBOR	+2.15%	65,337
455,054	Home Equity Asset Trust 2004-4 ~	3.6109	10/25/2034	Monthly US LIBOR	+1.95%	448,563
23,193	Meritage Mortgage Loan Trust 2003-1 ~	3.9859	11/25/2033	Monthly US LIBOR	+2.33%	23,225
28,884	Meritage Mortgage Loan Trust 2003-1 ~	4.3609	11/25/2033	Monthly US LIBOR	+2.70%	28,046
44,801	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 ~	3.8359	7/25/2034	Monthly US LIBOR	+2.18%	42,958
61,984	New Century Home Equity Loan Trust ~^	2.7859	10/25/2033	Monthly US LIBOR	+1.13%	62,242
149,014	New Century Home Equity Loan Trust Series 2003-B ~	4.1359	11/25/2033	Monthly US LIBOR	+2.48%	150,415
47,553	NovaStar Mortgage Funding Trust Series 2003-4 ~	2.7259	2/25/2034	Monthly US LIBOR	+1.07%	47,510
1,843	NovaStar Mortgage Funding Trust Series 2004-1 ~	3.2359	6/25/2034	Monthly US LIBOR	+1.58%	1,836
172,480	NovaStar Mortgage Funding Trust Series 2004-2 ~	3.9109	9/25/2034	Monthly US LIBOR	+2.25%	169,872
18,404	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 ~	2.3009	8/25/2033	Monthly US LIBOR	+0.64%	18,156
76,674	RASC Series 2003-KS4 Trust <	5.1100	6/25/2033			78,718
150,093	Saxon Asset Securities Trust 2002-1 ~	3.4609	11/25/2031	Monthly US LIBOR	+1.80%	134,766
36,638	Saxon Asset Securities Trust 2003-3 ~	3.9059	12/25/2033	Monthly US LIBOR	+2.40%	36,734
90,686	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	3.3109	2/25/2034	Monthly US LIBOR	+1.65%	91,079
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	3.6859	2/25/2034	Monthly US LIBOR	+2.03%	255,295
97,457	Security National Mortgage Loan Trust 2007-1 ~^	2.0109	4/25/2037	Monthly US LIBOR	+0.35%	96,834
5,355	Terwin Mortgage Trust 2004-16SL ~^	5.9359	10/25/2034	Monthly US LIBOR	+4.28%	5,366
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE ~	3.8109	7/25/2034	Monthly US LIBOR	+2.15%	119,168
						3,591,186
	INSURANCE - 0.8%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023			326,030
1,394,000	Metlife, Inc. #	5.2500	6/15/2020	Quarterly US LIBOR	+3.58%	1,407,138
434,000	Pacific LifeCorp ^	6.0000	2/10/2020			434,258
						2,167,426
	INTERNET - 1.2%
3,455,000	Expedia Group, Inc.	5.9500	8/15/2020			3,528,791

	MANUFACTURED HOUSING ASSET BACKED SECURITY - 0.0%**
19,272	Conseco Finance Corp.	7.2200	3/15/2028			20,175

	MEDIA - 0.9%
739,000	Charter Communications Operating LLC	4.4640	7/23/2022			781,210
745,000	Time Warner Cable LLC	5.0000	2/1/2020			745,000
310,000	ViacomCBS, Inc.	4.3000	2/15/2021			316,708
679,000	ViacomCBS, Inc. #	5.8750	2/28/2057	Quarterly US LIBOR	+3.90%	714,732
						2,557,650
	MISCELLANEOUS - 1.0%
852,000	General Electric Co. #	4.3750	9/16/2020			864,964
2,000,000	General Electric Co.	5.0000	12/29/2049	Quarterly US LIBOR	+3.33%	1,994,010
						2,858,974
	OIL & GAS - 2.9%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			641,584
1,034,000	Petrobras Global Finance BV ~	4.7796	3/17/2020	Quarterly US LIBOR	+2.88%	1,036,844
3,761,000	Petrobras Global Finance BV	5.3750	1/27/2021			3,876,952
6,155,000	Unit Corp.	6.6250	5/15/2021			2,725,896
						8,281,276
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.3% (Continued)
	OTHER ASSET BACKED SECURITIES - 16.8%
$ 850,000	ACIS CLO 2017-7 Ltd. Series 2017-7A, Class B ~^	3.6591	5/1/2027	Quaterly US LIBOR	+1.75%	$ 850,254
2,000,000	AMMC CLO 16 Ltd. Series 2015-16A, Class ER ~^	7.8977	4/14/2029	Quaterly US LIBOR	+6.06%	1,934,615
1,000,000	AMMC CLO XI Ltd. Series 2012-11A, Class CR2 ~^	3.8355	4/30/2031	Quaterly US LIBOR	+1.90%	969,781
145,531	Amortizing Residential Collateral Trust 2002-BC6 ~	3.4609	8/25/2032	Monthly US LIBOR	+1.80%	132,870
2,000,000	Arch Street CLO Ltd. Series 2016-2A, Class ER ~^	8.1191	10/20/2028	Quaterly US LIBOR	+6.30%	1,859,722
29,105	Bear Stearns Asset Backed Securities Trust 2003- SD3 ~	4.5109	10/25/2033	Monthly US LIBOR	+2.85%	29,060
13,419	Bravo Mortgage Asset Trust ~^	1.9009	7/25/2036	Monthly US LIBOR	+0.24%	13,463
1,600,000	Brigade Debt Funding I Ltd. Series 2018-1A, Class D ^	6.3500	4/25/2036			1,606,052
110,866	Carrington Mortgage Loan Trust Series 2004-NC2 ~	3.4609	8/25/2034	Monthly US LIBOR	+1.80%	115,611
2,000,000	Catamaran CLO 2013-1 Ltd. Series 2013-1A, Class FR ~^	8.9441	1/27/2028	Quaterly US LIBOR	+7.15%	1,672,475
2,000,000	Cathedral Lake CLO 2013 Ltd. Series 2013-1A, Class BR ~^	4.1312	10/15/2029	Quaterly US LIBOR	+2.30%	1,989,624
1,597,500	CIFC Funding 2015-III Ltd. Series 2015-3A, Class DR ~^	4.3191	4/19/2029	Quarterly US LIBOR	+2.50%	1,548,740
230,773	Countrywide Asset-Backed Certificates ~	2.1609	8/25/2034	Monthly US LIBOR	+0.50%	223,228
86,631	Countrywide Asset-Backed Certificates ~^	5.0359	3/25/2032	Monthly US LIBOR	+3.38%	88,444
185,901	Credit-Based Asset Servicing & Securitization LLC ~	3.3859	7/25/2035	Monthly US LIBOR	+1.73%	186,739
185,990	Credit-Based Asset Servicing & Securitization LLC ~	3.4634	3/25/2034	Monthly US LIBOR	+2.78%	193,239
500,500	Crown Point CLO IV Ltd. Series 2018-4A, Class B ~^	3.3191	4/20/2031	Quarterly US LIBOR	+1.50%	494,287
65,576	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	2.5609	11/25/2034	Monthly US LIBOR	+0.90%	65,205
45,427	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	2.8609	11/25/2034	Monthly US LIBOR	+1.20%	45,824
1,000,000	Denali Capital CLO XI Ltd. Series 2015-1A, Class DR ~^	7.4291	10/20/2028	Quarterly US LIBOR	+5.61%	947,469
1,000,000	Elevation CLO 2017-7 Ltd. Series 2017-7A, Class C ~^	3.7312	7/15/2030	Quarterly US LIBOR	+1.90%	980,848
17,897	Equity One Mortgage Pass-Through Trust 2002-5 <	5.8030	11/25/2032			18,845
229,606	Finance America Mortgage Loan Trust 2004-2 ~	2.6359	8/25/2034	Monthly US LIBOR	+0.98%	230,876
43,815	Finance America Mortgage Loan Trust 2004-2 ~	3.7609	8/25/2034	Monthly US LIBOR	+2.10%	44,298
31,593	First Franklin Mortgage Loan Trust 2002-FF1 ~	2.9059	4/25/2032	Monthly US LIBOR	+1.13%	31,611
1,000,000	Fortress Credit BSL IV Ltd. Series 2017-1A, Class C ~^	4.2941	10/26/2029	Quarterly US LIBOR	+2.50%	1,000,423
2,500,000	Fortress Credit BSL VI Ltd. Series 2018-1A, Class B1R ~^	3.5763	7/23/2031	Quarterly US LIBOR	+1.77%	2,501,227
2,000,000	Greywolf CLO II Ltd. Series 13-1A, Class BR ~^	3.9813	10/15/2029	Quarterly US LIBOR	+2.15%	1,990,038
1,000,000	Halcyon Loan Adivsors Funding 2015-1 ~^	3.8266	4/20/2027	Quarterly US LIBOR	+2.00%	996,459
1,500,000	Halcyon Loan Adivsors Funding 2015-2 ~^	7.4941	7/25/2027	Quarterly US LIBOR	+5.70%	1,309,888
2,000,000	Halcyon Loan Advisors Funding 2015-3 ~^	7.7691	10/18/2027	Quarterly US LIBOR	+5.95%	1,751,852
2,000,000	Jamestown CLO V Ltd. Series 2014-5A, Class E ~^	6.9361	1/17/2027	Quarterly US LIBOR	+5.10%	1,751,200
1,000,000	KVK CLO 2013-1 Ltd. Series 2013-1A, Class DR ~^	4.7878	1/15/2028	Quarterly US LIBOR	+2.95%	997,610
1,000,000	KVK CLO 2016-1 Ltd. Series 2016-1A, Class B ~^	4.0813	1/15/2029	Quarterly US LIBOR	+2.25%	1,000,912
500,000	KVK CLO 2018-1 Ltd. Series 2018-1A, Class B ~^	3.5485	5/20/2029	Quarterly US LIBOR	+1.65%	500,066
55,779	Long Beach Mortgage Loan Trust 2003-2 ~	4.5109	6/25/2033	Monthly US LIBOR	+2.85%	55,375
16,348	Long Beach Mortgage Loan Trust 2004-1 ~	2.4859	2/25/2034	Monthly US LIBOR	+0.83%	16,396
2,400,000	Man GLG US CLO Series 2018-1A, Class BR ~^	3.7891	4/22/2030	Quarterly US LIBOR	+1.97%	2,363,414
2,000,000	Marathon CLO V Ltd. Series 2013-5A, Class DR ~^	7.6446	11/21/2027	Quarterly US LIBOR	+5.75%	1,819,917
14,893	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 ~	3.6109	7/25/2035	Monthly US LIBOR	+1.95%	14,892
115,903	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7 ~	3.3859	7/25/2034	Monthly US LIBOR	+1.73%	114,163
2,450,000	Oaktree CLO 2014-1 ~^	8.2046	5/13/2029	Quarterly US LIBOR	+6.30%	2,130,329
219,939	RAMP Series 2002-RS3 Trust ~	2.6359	6/25/2032	Monthly US LIBOR	+0.98%	212,156
144,237	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 ~	2.8609	10/25/2035	Monthly US LIBOR	+1.20%	139,888
520,000	Steele Creek CLO 2014-1 Ltd. ~^	3.3191	4/21/2031	Quarterly US LIBOR	+1.50%	512,858
92,983	Structured Asset Investment Loan Trust 2004-7 ~	2.7859	8/25/2034	Monthly US LIBOR	+1.13%	92,763
109,279	Structured Asset Securities Corp 2005-WF1 ~	3.5659	2/25/2035	Monthly US LIBOR	+1.91%	111,827
89,566	Structured Asset Securities Corp 2005-WF1 ~	3.7159	2/25/2035	Monthly US LIBOR	+2.06%	90,603
2,000,000	Tralee CLO V Ltd. Series 2018-5A, Class C ~^	4.0191	10/20/2028	Quarterly US LIBOR	+2.20%	1,985,998
1,000,000	Trinitas CLO I Ltd. Series 2014-1A, Class E ~^	6.5813	4/15/2026	Quarterly US LIBOR	+4.75%	889,111
2,000,000	Tryon Park CLO Ltd. Series 2013-1A, Class CR ~^	4.5313	4/15/2029	Quarterly US LIBOR	+2.70%	1,945,821
1,000,000	Venture XVI CLO Ltd. Series 2014-16A, Class DRR ~^	4.3413	1/15/2028	Quarterly US LIBOR	+2.51%	957,304
2,000,000	Venture XVI CLO Ltd. Series 2014-16A, Class ERR ~^	6.8613	1/15/2028	Quarterly US LIBOR	+5.03%	1,663,186
1,800,000	Zais CLO 1 Ltd. Series 2014-1A, Class BR ~^	4.4313	4/15/2028	Quarterly US LIBOR	+2.60%	1,784,369
1,380,000	Zais CLO 5 Ltd. Series 2016-2A, Class A2 ~^	4.2312	10/15/2028	Quarterly US LIBOR	+2.40%	1,377,576
						48,350,801
	PHARMACEUTICALS - 1.7%
1,074,000	Allergan Funding SCS	3.0000	3/12/2020			1,074,322
1,000,000	Cigna Corp. ^	4.7500	11/15/2021			1,051,285
2,247,000	Teva Pharmaceutical Finance IV LLC	2.2500	3/18/2020			2,245,596
500,000	Zoetis, Inc.	3.4500	11/13/2020			505,451
						4,876,654
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.3% (Continued)
	PIPELINES - 0.8%
$ 300,000	DCP Midstream Operating LP #^	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	$ 282,280
685,000	Energy Transfer Partners LP	4.1500	10/1/2020			692,456
1,213,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			1,238,842
						2,213,578
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 3.9%
1,484,000	American Tower Trust	2.8000	6/1/2020			1,487,043
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			153,616
500,000	Crown Castle International Corp.	2.2500	9/1/2021			502,899
764,000	Crown Castle International Corp.	3.4000	2/15/2021			774,870
131,000	GLP Capital LP / GLP Financing II, Inc.	4.3750	4/15/2021			134,000
4,967,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			5,046,857
1,825,000	SBA Tower Trust ^	2.8770	7/9/2021			1,838,941
500,000	SBA Tower Trust ^	3.1560	10/8/2020			501,170
860,000	SBA Tower Trust ^	3.7220	4/11/2023			890,137
						11,329,533
	RETAIL - 1.3%
3,630,000	Penske Automotive Group, Inc.	3.7500	8/15/2020			3,656,363

	SAVINGS & LOANS - 0.1%
400,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021			438,269

	TELECOMMUNICATIONS - 2.3%
4,647,000	Sprint Communications, Inc.	7.0000	8/15/2020			4,734,596
1,784,125	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			1,800,851
						6,535,447
	TOTAL BONDS & NOTES (Cost $253,625,158)					245,017,271

Shares

	PREFERRED STOCK - 0.5%
	BANKS - 0.5%
7,400	Citigroup, Inc. #	6.8750		Quarterly US LIBOR	+4.13%	215,044
40,000	Citigroup, Inc. #	7.1250		Quarterly US LIBOR	+4.04%	1,162,400
	TOTAL PREFERRED STOCK (Cost $1,342,770)					1,377,444

Par Value

	TERM LOANS - 5.0%
$ 2,940,903	Aramark	3.7935	3/28/2024			2,958,181
1,984,694	Cedar Fair LP	3.5494	4/13/2024			1,997,098
4,434,280	Jacobs Douwe Egberts International BV	4.0625	10/23/2025			4,457,826
997,500	Sinclair Broadcasting	5.0800	7/18/2026			998,742
3,974,529	United Airlines	3.2322	4/1/2024			3,987,446
	TOTAL TERM LOANS (Cost $14,331,906)					14,399,293

	TOTAL INVESTMENTS - 94.5% (Cost $279,867,817)					$ 271,479,704
	OTHER ASSETS LESS LIABILITIES - 5.5%					15,942,539
	TOTAL NET ASSETS - 100.0%					$ 287,422,243

CLO - Collateralized Loan Obligation
CMO - Collateralized Mortgage Obligation
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
# Variable Rate Securities
~ Floating Rate Securities
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 26.10% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
< STEP Securities
+ Fair valued determined using Level 3 measurements. As of January 31, 2020 fair valued securities had a market value of $806,775 and represented 0.28% of Total Net Assets.
** Represents less than 0.1%
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

FUTURES CONTRACTS

Number of Contracts						Unrealized
		Counterparty		Notional Value ***		Appreciation
	LONG FUTURES CONTRACTS
132	US 10 Year Treasury Note Future March 2020	Interactive Brokers		$ 17,378,592		$ 282,687
81	US Long Bond Future March 2020	Interactive Brokers		13,246,011		349,594
		Net Unrealized Appreciation on Futures Contracts				$ 632,281

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications *	Level 1	Level 2	Level 3	Total
Closed End Fund	$ 205,229	$ -	$ -	$ 205,229
Exchange Traded Funds	382,109	-	-	382,109
Mutual Funds	10,098,358	-	-	10,098,358
Bonds & Notes	-	244,210,496	806,775	245,017,271
Preferred Stock	1,377,444	-	-	1,377,444
Term Loans	-	14,399,293	-	14,399,293
Derivatives
Futures Contracts**	632,281	-	-	632,281
Total	$ 12,695,421	$ 258,609,789	$ 806,775	$ 272,111,985

* Refer to the Schedule of Investments for classifications.
** Net appreciation of futures contracts is reported in the above table.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:

	Bonds & Notes	Total
Beginning Balance 11/1/2019	$ 801,660	$ 801,660
Total realized gain (loss)	-	-
Unrealized Appreciation	1,194	1,194
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	3,921	3,921
Net transfers in/out of level 3	-	-
Ending Balance 1/31/2020	$ 806,775	$ 806,775

Fair Value at January 31, 2020	Valuation Techniques	Unobservable Input		Impact to Valuation
$104.10	Spread to comparable security adjusted for a fixed spread as of the last trade date.	720 basis point spread to comparable security with a rate of 4.625%.		These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of January 31, 2020, the amount of realized loss on futures contracts subject to interest rate risk amounted to $75,103 for the Anfield Universal Fixed Income Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$ 279,608,083	$ 6,400,204	$ (14,528,583)	$ (8,128,379)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/25/2020

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/25/2020